American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2035 Portfolio
October 31, 2023

One Choice Blend+ 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 41.6%
American Century Low Volatility ETF	10,333	446,285
Avantis U.S. Equity Fund G Class	359,488	4,924,985
Avantis U.S. Small Cap Value Fund G Class	32,797	448,985
Focused Dynamic Growth Fund G Class(2)	36,915	1,623,541
Focused Large Cap Value Fund G Class	365,008	3,390,923
Growth Fund G Class	34,719	1,585,952
Heritage Fund G Class(2)	31,636	681,748
Mid Cap Value Fund G Class	56,474	811,532
Small Cap Growth Fund G Class	25,356	439,173
		14,353,124
Domestic Fixed Income Funds — 29.5%
Avantis Core Fixed Income Fund G Class	897,235	7,061,238
Avantis Short-Term Fixed Income Fund G Class	18,568	171,380
High Income Fund G Class	215,442	1,723,539
Inflation-Adjusted Bond Fund G Class	83,874	851,318
Short Duration Inflation Protection Bond Fund G Class	35,034	353,844
		10,161,319
International Equity Funds — 18.4%
Avantis Emerging Markets Equity Fund G Class	75,942	773,093
Avantis International Equity Fund G Class	187,985	1,960,683
Emerging Markets Fund G Class	47,770	451,424
Focused International Growth Fund G Class	76,688	1,095,101
Global Real Estate Fund G Class	56,635	605,998
International Small-Mid Cap Fund G Class	40,198	336,863
International Value Fund G Class	83,188	647,204
Non-U.S. Intrinsic Value Fund G Class	53,373	480,891
		6,351,257
International Fixed Income Funds — 10.5%
Emerging Markets Debt Fund G Class	102,540	858,260
Global Bond Fund G Class	334,544	2,749,948
		3,608,208
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $36,343,494)		34,473,908
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$34,473,908

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$378	$105	$13	$(24)	$446	10	$(1)	$2
Avantis U.S. Equity Fund	4,740	842	208	(449)	4,925	359	(8)	—
Avantis U.S. Small Cap Value Fund	434	72	7	(50)	449	33	(1)	—
Focused Dynamic Growth Fund(3)	1,652	286	107	(207)	1,624	37	(3)	—
Focused Large Cap Value Fund	3,203	625	203	(234)	3,391	365	(26)	22
Growth Fund	1,480	292	80	(106)	1,586	35	(3)	—
Heritage Fund(3)	666	126	6	(104)	682	32	(1)	—
Mid Cap Value Fund	762	160	27	(83)	812	56	(5)	5
Small Cap Growth Fund	430	85	—	(76)	439	25	—	—
Avantis Core Fixed Income Fund	6,565	1,204	386	(322)	7,061	897	(64)	75
Avantis Short-Term Fixed Income Fund	146	28	2	(1)	171	19	—	1
High Income Fund	1,613	245	77	(57)	1,724	215	(11)	30
Inflation-Adjusted Bond Fund	772	130	23	(28)	851	84	(4)	—
Short Duration Inflation Protection Bond Fund	304	60	11	1	354	35	(1)	—
Avantis Emerging Markets Equity Fund	753	116	19	(77)	773	76	(3)	—
Avantis International Equity Fund	1,854	354	54	(193)	1,961	188	(4)	—
Emerging Markets Fund	447	67	6	(57)	451	48	(2)	—
Focused International Growth Fund	1,030	243	16	(162)	1,095	77	(3)	—
Global Real Estate Fund	569	108	11	(60)	606	57	(3)	—
International Small-Mid Cap Fund	316	68	—	(47)	337	40	—	—
International Value Fund	588	123	11	(53)	647	83	—	—
Non-U.S. Intrinsic Value Fund	479	81	—	(79)	481	53	—	—
Emerging Markets Debt Fund	807	134	30	(53)	858	103	(5)	10
Global Bond Fund	2,559	428	143	(94)	2,750	335	(25)	28
	$32,547	$5,982	$1,440	$(2,615)	$34,474	3,262	$(173)	$173
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.